Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Note 15 - Commitments and Contingencies
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
12-month period ending December 31,	Amount
2025	$1,101,742
2026	624,220
2027	465,478
2028	339,193
2029	193,996
2030 and thereafter	138,426
Total	$2,863,055